Marketable securities and other securities investments (Tables)	12 Months Ended
Mar. 31, 2019
Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value of Marketable Securities and Other Securities Investments

Marketable securities and other securities investments include public and corporate bonds and common stocks for which the aggregate cost, gross unrealized gains and losses and fair value are as follows:

	Yen in millions
	March 31, 2018
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	6,276,811	150,198	118,275	6,308,734
Common stocks	676,959	1,910,767	5,611	2,582,115
Other	730,334	8,058	1,413	736,979

Total	7,684,104	2,069,023	125,299	9,627,828

Securities not practicable to determine fair value
Public and corporate bonds	29,980
Common stocks	109,875

Total	139,855

	Yen in millions
	March 31, 2019
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	5,837,423	82,022	73,256	5,846,189
Other	289,285	5,406	845	293,846

Total	6,126,708	87,428	74,101	6,140,035

Securities not practicable to determine fair value
Public and corporate bonds	32,922

Gains and Losses Related to Equity Securities

Gains and losses related to equity securities for the year ended March 31, 2019 are as follows:

Yen in millions
Net gains (losses) recognized on equity securities	(334,636)
Less: Net gains (losses) recognized on equity securities sold	4,836

Unrealized gains (losses) on equity securities still held as of March 31, 2019	(339,472)